Short-term investments	12 Months Ended
Dec. 31, 2021
Short-term Investments Disclosure [Abstract]
Short-term investments

Note 3 – Short-term investments

Short-term investments consist of the following:

	As of December 31,	As of December 31,
	2021	2020

Marketable securities	$1,114,770	$-
Time deposits	18,000,000	-
Wealth management products	16,328,476	40,835,000
Total	$35,443,246	$40,835,000

During the year ended December 31, 2020, the Company purchased bonds facilitated by a third-party broker for the aggregate amount of approximately $104 million, approximately $63 million was redeemed during the year ended December 31, 2020 and the remaining balance was redeemed in the year ended December 31, 2021. The balance of wealth management products as of December 31, 2021 represents wealth management products with variable rates of return or non-principle-guaranteed purchased from commercial banks.